BEPC EXCHANGEABLE SHARES, BEPC CLASS B SHARES AND BEPC CLASS C SHARES - Schedule of shares outstanding (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
BEPC exchangeable shares outstanding (units)
Reconciliation of number of shares outstanding [abstract]
Beginning balance (in shares)			179,651,526
Share exchanges (in shares)	(7,459,000,000)	(833)	(10,142)	(2,575)
Remeasurement of liability (in shares)			0
Ending balance (in shares)	179,641,384		179,641,384
BEPC class B shares outstanding (units)
Reconciliation of number of shares outstanding [abstract]
Beginning balance (in shares)			165
Share exchanges (in shares)			0
Remeasurement of liability (in shares)			0
Ending balance (in shares)	165		165
BEPC exchangeable and BEPC class B shares ($ million)
Reconciliation of number of shares outstanding [abstract]
Beginning balance			$ 4,721
Share exchanges			0
Remeasurement of liability			(271)
Ending balance	$ 4,450		$ 4,450